SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 ----------------

        DWS Target 2008 Fund                 DWS Target 2012 Fund
        DWS Target 2010 Fund                 DWS Target 2013 Fund
        DWS Target 2011 Fund                 DWS Target 2014 Fund

The following information revises similar disclosure for each of the above funds in "The portfolio managers" section of the prospectuses.

The following people handle the day-to-day management of the fund.


  Theresa Gusman                           William Chepolis, CFA
  Managing Director of Deutsche Asset      Managing Director of Deutsche Asset
  Management and Lead Portfolio            Management and Portfolio Manager of
  Manager of the fund.                     the fund.
  o   Joined Deutsche Asset Management     o   Joined Deutsche Asset Management
      in 1995 and the fund in 2005.            in 1998 after 13 years of
  o   Head of Americas Large Cap Core          experience as vice president and
      Team and Global Commodities Team:        portfolio manager for Norwest
      New York.                                Bank, where he managed the bank's
  o   Over 22 years of investment              fixed income and foreign
      industry experience.                     exchange portfolios.
  o   BA, State University of New York     o   Portfolio Manager for Retail
      Stony Brook.                             Mortgage Backed Securities: New
                                               York.
Sal Bruno                                  o   Joined the fund in 2005.
Director of Deutsche Asset Management      o   BIS, University of Minnesota.
and Portfolio Manager of the fund.
  o   Joined Deutsche Asset Management     Ohn Choe
      in 1991 and the fund in 2005.        Analyst of Deutsche Asset Management
  o   Portfolio Manager for Large Cap      and Portfolio Manager of the fund.
      Core Equity: New York.               o   Portfolio Manager Associate
  o   BS, Cornell University; MBA, New         specializing in Mortgage Backed
      York University, Stern School of         Securities: New York.
      Business.                            o   Joined Deutsche Asset Management
                                               in 2005.
                                           o   BSBA, Georgetown University.


                                                                     [Logo]DWS
July 7, 2006                                                           SCUDDER
                                                           Deutsche Bank Group

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  Matthew F. MacDonald                     Gregory Y. Sivin, CFA
  Director of Deutsche Asset Management    Director of Deutsche Asset
  and Portfolio Manager of the fund.       Management and Portfolio Manager
  o   Joined Deutsche Asset Management     of the fund.
      and the fund in 2006 after 14        o   Joined Deutsche Asset Management
      years of fixed income experience         in 2000 and the fund in 2005.
      at Bank of America Global            o   Portfolio Manager for US Large
      Structured Products and PPM              Cap Core Equity: New York.
      America, Inc., where he was          o   Previously, six years of
      portfolio manager for public             experience as senior
      fixed income, including MBS, ABS,        associate/quantitative analyst of
      CDOs and corporate bonds;                small cap research for Prudential
      earlier, as an analyst for MBS,          Securities, group
      ABS and money markets; and               coordinator/research analyst in
      originally, at Duff & Phelps             the investment banking division
      Credit Rating Company.                   for Goldman Sachs & Co. and
  o   Portfolio Manager for Retail             senior actuarial assistant in the
      Mortgage Backed Securities:              commercial property group for
      New York.                                Insurance Services Office.
  o   BA, Harvard University; MBA,         o   BS, State University of New York
      University of Chicago Graduate           --  Stony Brook.
      School of Business.








               Please Retain This Supplement for Future Reference


July 7, 2006
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